December 31, 2003	• Pacific Select Separate Account of Pacific Life Insurance Company

Annual

Report

PACIFIC SELECT

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

	Small-Cap Equity Variable Account	Growth LT Variable Account	International Value Variable Account	Equity Index Variable Account	Multi- Strategy Variable Account	Main Street® Core Variable Account (1)	Emerging Markets Variable Account

ASSETS

Investments:

Small-Cap Equity Portfolio	$4,602,466
Growth LT Portfolio		$1,525,641
International Value Portfolio			$2,417,622
Equity Index Portfolio				$2,821,171
Multi-Strategy Portfolio					$608,657
Main Street® Core Portfolio (1)						$1,282,821
Emerging Markets Portfolio							$48,268

Total Assets	4,602,466	1,525,641	2,417,622	2,821,171	608,657	1,282,821	48,268

LIABILITIES

Payables:
Mortality and expense risk fees	14,657	3,406	6,700	8,532	1,376	3,005	104

Total Liabilities	14,657	3,406	6,700	8,532	1,376	3,005	104

NET ASSETS	$4,587,809	$1,522,235	$2,410,922	$2,812,639	$607,281	$1,279,816	$48,164

Shares Owned in each Portfolio	248,272	87,058	187,170	106,632	40,153	68,457	4,875

Cost of Investments	$5,165,411	$2,866,521	$2,688,090	$2,956,037	$619,309	$1,646,729	$30,425

(1)	Formerly named Large-Cap Core Variable Account and Large-Cap Core Portfolio.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account

ASSETS

Investments:

Inflation Managed Portfolio	$350,599

Managed Bond Portfolio		$741,574

Money Market Portfolio			$696,795

High Yield Bond Portfolio				$4,190,569

Equity Portfolio					$17,946

Aggressive Equity Portfolio						$118,307

Total Assets	350,599	741,574	696,795	4,190,569	17,946	118,307

LIABILITIES

Payables:

Mortality and expense risk fees	822	1,764	1,651	14,583	41	272

Total Liabilities	822	1,764	1,651	14,583	41	272

NET ASSETS	$349,777	$739,810	$695,144	$4,175,986	$17,905	$118,035

Shares Owned in each Portfolio	28,696	66,448	69,080	596,794	1,030	12,990

Cost of Investments	$309,837	$722,932	$697,494	$4,943,744	$18,309	$128,897

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

	Small-Cap Equity Variable Account	Growth LT Variable Account	International Value Variable Account	Equity Index Variable Account	Multi- Strategy Variable Account	Main Street Core Variable Account (1)	Emerging Markets Variable Account

INVESTMENT INCOME
Dividends	$20,585	$—	$38,687	$38,355	$8,719	$11,461	$388

EXPENSES

Mortality and expense risk fees	38,790	9,199	18,621	23,807	3,822	8,394	228

Net Investment Income (Loss)	(18,205)	(9,199)	20,066	14,548	4,897	3,067	160

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	277,014	(23,331)	(50,326)	336,007	(672)	(22,609)	1,370

Change in net unrealized appreciation on investments	1,605,491	416,104	680,858	468,678	106,666	303,130	17,351

Net Gain on Investments	1,882,505	392,773	630,532	804,685	105,994	280,521	18,721

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,864,300	$383,574	$650,598	$819,233	$110,891	$283,588	$18,881

(1)	Formerly named Large-Cap Core Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account

INVESTMENT INCOME

Dividends	$21,261	$73,872	$6,401	$435,567	$60	$522

EXPENSES

Mortality and expense risk fees	2,397	5,405	5,562	42,141	85	674

Net Investment Income (Loss)	18,864	68,467	839	393,426	(25)	(152)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	3,316	3,499	(233)	(785,690)	(68)	(1,085)

Change in net unrealized appreciation (depreciation) on investments	2,740	(30,541)	177	1,455,506	2,714	29,929

Net Gain (Loss) on Investments	6,056	(27,042)	(56)	669,816	2,646	28,844

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,920	$41,425	$783	$1,063,242	$2,621	$28,692

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Equity Variable Account		Growth LT Variable Account		International Value Variable Account		Equity Index Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($18,205)	($9,920)	($9,199)	$3,977	$20,066	$6,477	$14,548	$317,172

Net realized gain (loss) from security transactions	277,014	(7,577)	(23,331)	(12,971)	(50,326)	(42,627)	336,007	43,384

Change in net unrealized appreciation (depreciation) on investments	1,605,491	(1,568,111)	416,104	(504,123)	680,858	(410,247)	468,678	(1,312,628)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,864,300	(1,585,608)	383,574	(513,117)	650,598	(446,397)	819,233	(952,072)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfers between variable accounts, net	18,919	(12,958)	16,897	(11,368)	21,837	(66,553)	76,849	353

Transfers—policy charges and deductions	(36,443)	(43,230)	(10,339)	(10,609)	(20,840)	(23,971)	(22,353)	(24,445)

Transfers—surrenders	(2,019,721)	(90,355)	(13,365)	(29,801)	(725,452)	(131,555)	(1,096,313)	(71,413)

Transfers—other	(150,369)	17,955	(26,788)	(43,611)	(64,101)	(6,920)	(115,506)	(22,968)

Net Decrease in Net Assets Derived from Policy Transactions	(2,187,614)	(128,588)	(33,595)	(95,389)	(788,556)	(228,999)	(1,157,323)	(118,473)

NET INCREASE (DECREASE) IN NET ASSETS	(323,314)	(1,714,196)	349,979	(608,506)	(137,958)	(675,396)	(338,090)	(1,070,545)

NET ASSETS

Beginning of Year	4,911,123	6,625,319	1,172,256	1,780,762	2,548,880	3,224,276	3,150,729	4,221,274

End of Year	$4,587,809	$4,911,123	$1,522,235	$1,172,256	$2,410,922	$2,548,880	$2,812,639	$3,150,729

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Multi-Strategy Variable Account		Main Street Core Variable Account (1)		Emerging Markets Variable Account		Inflation Managed Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$4,897	$19,305	$3,067	($1,908)	$160	($27)	$18,864	$6,197

Net realized gain (loss) from security transactions	(672)	34,923	(22,609)	68,941	1,370	(32,533)	3,316	418

Change in net unrealized appreciation (depreciation) on investments	106,666	(196,880)	303,130	(743,828)	17,351	39,380	2,740	36,754

Net Increase (Decrease) in Net Assets Resulting from Operations	110,891	(142,652)	283,588	(676,795)	18,881	6,820	24,920	43,369

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfers between variable accounts, net	16,738	6,183	—	(52,477)	15,563	(92,710)	9,202	5,944

Transfers—policy charges and deductions	(8,924)	(11,186)	(14,017)	(27,009)	(513)	(720)	(6,488)	(5,499)

Transfers—surrenders	(41,355)	(467,839)	(87,226)	(651,687)	(6,407)	(18,722)	(12,995)	—

Transfers—other	(243)	6,387	(41,377)	(49,332)	(534)	2,923	(2,530)	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(33,784)	(466,455)	(142,620)	(780,505)	8,109	(109,229)	(12,811)	445

NET INCREASE (DECREASE) IN NET ASSETS	77,107	(609,107)	140,968	(1,457,300)	26,990	(102,409)	12,109	43,814

NET ASSETS

Beginning of Year	530,174	1,139,281	1,138,848	2,596,148	21,174	123,583	337,668	293,854

End of Year	$607,281	$530,174	$1,279,816	$1,138,848	$48,164	$21,174	$349,777	$337,668

(1)	Formerly named Large-Cap Core Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Managed Bond Variable Account		Money Market Variable Account		High Yield Bond Variable Account		Equity Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$68,467	$36,371	$839	$5,657	$393,426	$458,519	($25)	($465)

Net realized gain (loss) from security transactions	3,499	8,769	(233)	(52)	(785,690)	(106,613)	(68)	(83,339)

Change in net unrealized appreciation (depreciation) on investments	(30,541)	29,677	177	(71)	1,455,506	(573,378)	2,714	59,840

Net Increase (Decrease) in Net Assets Resulting from Operations	41,425	74,817	783	5,534	1,063,242	(221,472)	2,621	(23,964)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfers between variable accounts, net	(40,600)	(49,211)	(215,237)	329,593	(13,774)	(61,408)	7,514	(87,611)

Transfers—policy charges and deductions	(5,693)	(5,897)	(7,952)	(8,953)	(30,428)	(26,276)	(155)	(643)

Transfers—surrenders	(32,884)	(29,063)	(9,711)	(33,291)	(2,222,112)	(30,091)	—	—

Transfers—other	(7,644)	(7,138)	(8,192)	1,866	(214,548)	2,402	—	(609)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(86,821)	(91,309)	(241,092)	289,215	(2,480,862)	(115,373)	7,359	(88,863)

NET INCREASE (DECREASE) IN NET ASSETS	(45,396)	(16,492)	(240,309)	294,749	(1,417,620)	(336,845)	9,980	(112,827)

NET ASSETS

Beginning of Year	785,206	801,698	935,453	640,704	5,593,606	5,930,451	7,925	120,752

End of Year	$739,810	$785,206	$695,144	$935,453	$4,175,986	$5,593,606	$17,905	$7,925

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Aggressive Equity Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment loss	($152)	($603)

Net realized loss from security transactions	(1,085)	(2,002)

Change in net unrealized appreciation (depreciation) on investments	29,929	(22,090)

Net Increase (Decrease) in Net Assets Resulting from Operations	28,692	(24,695)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfers between variable accounts, net	15,092	6,603

Transfers—policy charges and deductions	(1,925)	(1,644)

Transfers—surrenders	—	—

Transfers—other	(332)	—

Net Increase in Net Assets Derived from Policy Transactions	12,835	4,959

NET INCREASE (DECREASE) IN NET ASSETS	41,527	(19,736)

NET ASSETS

Beginning of Year	76,508	96,244

End of Year	$118,035	$76,508

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year ended are presented in the table below.

For the Year Ended	AUV at End of Year	Number of Units Outstanding	Total Net Assets	Ratios of Investment Income to Average Net Assets	Ratios of Expenses to Average Net Assets	Total Returns (1)

Small-Cap Equity
2003	$51.83	88,517	$4,587,809	0.37%	0.70%	39.88%
2002	37.05	132,541	4,911,123	0.53%	0.70%	(24.15%)
2001(2)	48.85	135,608	6,625,319	16.48%	0.70%	(2.46%)

Growth LT
2003	$31.12	48,919	$1,522,235	0.00%	0.70%	33.09%
2002	23.38	50,138	1,172,256	0.99%	0.70%	(29.51%)
2001(2)	33.17	53,683	1,780,762	17.42%	0.70%	(29.40%)

International Value
2003	$20.94	115,113	$2,410,922	1.46%	0.70%	26.84%
2002	16.51	154,361	2,548,880	0.93%	0.70%	(14.53%)
2001(2)	19.32	166,870	3,224,276	2.74%	0.70%	(22.86%)

Equity Index
2003	$34.58	81,346	$2,812,639	1.13%	0.70%	27.43%
2002	27.13	116,121	3,150,729	9.49%	0.70%	(22.92%)
2001(2)	35.20	119,910	4,221,274	1.45%	0.70%	(11.83%)

Multi-Strategy
2003	$36.24	16,759	$607,281	1.60%	0.70%	22.45%
2002	29.59	17,915	530,174	2.91%	0.70%	(13.70%)
2001(2)	34.29	33,220	1,139,281	2.68%	0.70%	(1.49%)

Main Street Core (3)
2003	$36.59	34,982	$1,279,816	0.96%	0.70%	26.10%
2002	29.01	39,252	1,138,848	0.61%	0.70%	(28.95%)
2001(2)	40.84	63,567	2,596,148	1.88%	0.70%	(8.54%)

Emerging Markets
2003	$9.50	5,070	$48,164	1.19%	0.70%	67.44%
2002	5.67	3,733	21,174	0.67%	0.70%	(3.84%)
2001(2)	5.90	20,946	123,583	0.17%	0.70%	(9.98%)

Inflation Managed
2003	$31.45	11,123	$349,777	6.21%	0.70%	7.51%
2002	29.25	11,544	337,668	2.68%	0.70%	14.69%
2001(2)	25.51	11,520	293,854	3.67%	0.70%	3.55%

Managed Bond
2003	$32.19	22,983	$739,810	9.57%	0.70%	5.51%
2002	30.51	25,736	785,206	5.36%	0.70%	10.19%
2001(2)	27.69	28,951	801,698	5.13%	0.70%	5.92%

Money Market
2003	$18.83	36,917	$695,144	0.81%	0.70%	0.09%
2002	18.81	49,721	935,453	1.41%	0.70%	0.71%
2001(2)	18.68	34,294	640,704	3.78%	0.70%	3.13%

High Yield Bond
2003	$29.28	142,607	$4,175,986	7.24%	0.70%	19.49%
2002	24.51	228,243	5,593,606	8.71%	0.70%	(3.67%)
2001(2)	25.44	233,109	5,930,451	9.84%	0.70%	0.46%

Equity
2003	$7.72	2,318	$17,905	0.49%	0.70%	23.49%
2002	6.25	1,267	7,925	0.05%	0.70%	(27.24%)
2001(2)	8.60	14,046	120,752	6.02%	0.70%	(21.45%)

Aggressive Equity
2003	$9.15	12,902	$118,035	0.54%	0.70%	32.25%
2002	6.92	11,060	76,508	0.00%	0.70%	(25.66%)
2001(2)	9.31	10,342	96,224	0.00%	0.70%	(17.53%)

(1)	Total returns reflect a deduction for mortality and expense risk charges assessed through the daily accumulation unit value calculation and these charges are assessed at an annual rate of 0.70% of the average daily net assets of each Variable Account as discussed in Note 3 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(2)	Total returns were calculated through December 28, 2001, the last business day of the fiscal year for the Separate Account.

(3)	The Main Street Core Variable Account was formerly named Large-Cap Core Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2003 is comprised of thirteen subaccounts called Variable Accounts: Small-Cap Equity, Growth LT, International Value, Equity Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity, and Aggressive Equity Variable Accounts. (Main Street is a registered trademark of OppenheimerFunds). The assets in each Variable Account invest in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

During 2003, the Fund declared dividends for each of the portfolios invested in by the Separate Account except for the Growth LT Portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to variable life insurance policies funded by the Separate Account at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, premium tax charges, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

5. SUBSEQUENT EVENT

On February 24, 2004, the Pacific Select Fund’s Board approved a Plan of Reorganization (the “Reorganization”) whereby, subject to approval of shareholders of the Small-Cap Equity Portfolio, the underlying portfolio of the Small-Cap Equity Variable Account, the Small Cap Index Portfolio, the underlying portfolio for the Small-Cap Index Variable Account will acquire all of the assets and liabilities of the Small-Cap Equity Portfolio. The Reorganization is expected to be effective as of the close of the business on April 30, 2004, or on a later date as the parties may agree. A Small-Cap Index Variable Account will be added at the time of the Reorganization.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

6. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of December 31, 2003 were as follows:

	Variable Accounts

	Small-Cap Equity	Growth LT	International Value	Equity Index	Multi- Strategy

Total cost of investments at beginning of year	$7,090,951	$2,932,053	$3,506,186	$3,761,744	$648,728

Add: Total net proceeds from policy and M&E transactions	31,380	15,580	20,109	73,095	15,593

Reinvested distributions from the Fund	20,585	—	38,687	38,355	8,719

Sub-Total	7,142,916	2,947,633	3,564,982	3,873,194	673,040

Less: Cost of investments disposed during the year	1,977,505	81,112	876,892	917,157	53,731

Total cost of investments at end of year	5,165,411	2,866,521	2,688,090	2,956,037	619,309

Add: Unrealized depreciation	(562,945)	(1,340,880)	(270,468)	(134,866)	(10,652)

Total market value of investments at end of year	$4,602,466	$1,525,641	$2,417,622	$2,821,171	$608,657

	Main Street Core (1)	Emerging Markets	Inflation Managed	Managed Bond	Money Market

Total cost of investments at beginning of year	$1,808,634	$20,722	$300,426	$737,840	$938,607

Add: Total net proceeds from policy and M&E transactions	12,075	17,197	9,585	—	18,549

Reinvested distributions from the Fund	11,461	388	21,261	73,872	6,401

Sub-Total	1,832,170	38,307	331,272	811,712	963,557

Less: Cost of investments disposed during the year	185,441	7,882	21,435	88,780	266,063

Total cost of investments at end of year	1,646,729	30,425	309,837	722,932	697,494

Add: Unrealized appreciation (depreciation)	(363,908)	17,843	40,762	18,642	(699)

Total market value of investments at end of year	$1,282,821	$48,268	$350,599	$741,574	$696,795

	High Yield Bond	Equity	Aggressive Equity

Total cost of investments at beginning of year	$7,815,139	$11,022	$117,197

Add: Total net proceeds from policy and M&E transactions	778	7,470	15,780

Reinvested distributions from the Fund	435,567	60	522

Sub-Total	8,251,484	18,552	133,499

Less: Cost of investments disposed during the year	3,307,740	243	4,602

Total cost of investments at end of year	4,943,744	18,309	128,897

Add: Unrealized depreciation	(753,175)	(363)	(10,590)

Total market value of investments at end of year	$4,190,569	$17,946	$118,307

(1)	The Main-Street Core Variable Account was formerly named Large-Cap Core Variable Account.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

7. TRANSACTIONS IN SEPARATE ACCOUNT UNITS

Transactions in Separate Account units for the year ended December 31, 2003 were as follows:

	Variable Accounts

	Small-Cap Equity	Growth LT	International Value	Equity Index	Multi- Strategy

Total units outstanding at beginning of year	132,541	50,138	154,361	116,121	17,915
Increase (decrease) in units resulting from policy transactions:

(a) Transfers between variable accounts, net	490	667	1,311	2,505	545

(b) Transfers—policy charges and deductions	(867)	(392)	(1,201)	(756)	(280)

(c) Transfers—surrenders	(40,336)	(501)	(36,395)	(33,080)	(1,410)

(d) Transfers—other	(3,311)	(993)	(2,963)	(3,444)	(11)

Sub-Total	(44,024)	(1,219)	(39,248)	(34,775)	(1,156)

Total units outstanding at end of year	88,517	48,919	115,113	81,346	16,759

	Main Street Core (1)	Emerging Markets	Inflation Managed	Managed Bond	Money Market

Total units outstanding at beginning of year	39,252	3,733	11,544	25,736	49,721

Increase (decrease) in units resulting from policy transactions:

(a) Transfers between variable accounts, net	—	2,703	302	(1,273)	(11,431)

(b) Transfers—policy charges and deductions	(449)	(76)	(213)	(181)	(422)

(c) Transfers—surrenders	(2,576)	(1,225)	(428)	(1,041)	(516)

(d) Transfers—other	(1,245)	(65)	(82)	(258)	(435)

Sub-Total	(4,270)	1,337	(421)	(2,753)	(12,804)

Total units outstanding at end of year	34,982	5,070	11,123	22,983	36,917

	High Yield Bond	Equity	Aggressive Equity

Total units outstanding at beginning of year	228,243	1,267	11,060

Increase (decrease) in units resulting from policy transactions:

(a) Transfers between variable accounts, net	(496)	1,074	2,142

(b) Transfers—policy charges and deductions	(1,127)	(23)	(250)

(c) Transfers—surrenders	(76,740)	—	—

(d) Transfers—other	(7,273)	—	(50)

Sub-Total	(85,636)	1,051	1,842

Total units outstanding at end of year	142,607	2,318	12,902

(1)	The Main Street Core Variable Account was formerly named Large-Cap Core Variable Account.

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of Pacific Select Separate Account (the “Separate Account”) (comprised of the Small-Cap Equity, Growth LT, International Value, Equity Index, Multi-Strategy, Main Street Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity, and Aggressive Equity Variable Accounts, collectively, the “Variable Accounts”) as of December 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Separate Account as of December 31, 2003, the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 24, 2004

Annual Report

as of December 31, 2003

•	Pacific Select Separate Account of Pacific Life Insurance Company

Accountants

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626

Counsel

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

Pacific Life Insurance Company

Life Insurance Operations Center

P.O. Box 7500

Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No.     15-21492-04